Average Annual Total Returns - FidelityFreedomIndexFunds-InvestorComboPRO - FidelityFreedomIndexFunds-InvestorComboPRO - Fidelity Freedom Index 2035 Fund	May 30, 2024
Fidelity Freedom Index 2035 Fund - Investor Class | Return Before Taxes
Average Annual Return:
Past 1 year	17.26%
Past 5 years	9.66%
Past 10 years	7.41%
Fidelity Freedom Index 2035 Fund - Investor Class | After Taxes on Distributions
Average Annual Return:
Past 1 year	16.52%
Past 5 years	8.34%
Past 10 years	6.43%
Fidelity Freedom Index 2035 Fund - Investor Class | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	10.46%
Past 5 years	7.35%
Past 10 years	5.72%
SP001
Average Annual Return:
Past 1 year	26.29%
Past 5 years	15.69%
Past 10 years	12.03%
F1906
Average Annual Return:
Past 1 year	17.43%
Past 5 years	9.83%
Past 10 years	7.56%